John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-2261

Fax: (617) 663-2196

E-Mail: csechler@jhancock.com

Name:     Christopher L. Sechler

Title:       Assistant Vice President and Senior Counsel

September 1, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          John Hancock Funds II (the “Trust”), on behalf of:

John Hancock Alternative Asset Allocation Fund,

John Hancock Currency Strategies Fund,

John Hancock Emerging Markets Fund,

John Hancock Floating Rate Income Fund,

John Hancock Lifestyle Aggressive Portfolio,

John Hancock Lifestyle Balanced Portfolio,

John Hancock Lifestyle Conservative Portfolio,

John Hancock Lifestyle Growth Portfolio,

John Hancock Lifestyle Moderate Portfolio,

John Hancock Natural Resources Fund,

John Hancock Strategic Income Opportunities Fund, and

John Hancock Technical Opportunities Fund (collectively, the “Funds”)

File Nos. 333-126293; 811-21779

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the forms of prospectus for the Funds that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses dated August 30, 2011, contained in Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 56 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission (the “Commission”) on August 30, 2011.

The form of statement of additional information for the Trust and the forms of prospectus for the John Hancock Lifecycle 2010 Portfolio, John Hancock Lifecycle 2015 Portfolio, John Hancock Lifecycle 2020 Portfolio, John Hancock Lifecycle 2025 Portfolio, John Hancock Lifecycle 2030 Portfolio, John Hancock Lifecycle 2035 Portfolio, John Hancock Lifecycle 2040 Portfolio, John Hancock Lifecycle 2045 Portfolio, John Hancock Lifecycle 2050 Portfolio, John Hancock Retirement 2010 Portfolio, John Hancock Retirement 2015 Portfolio, John Hancock Retirement 2020 Portfolio, John Hancock Retirement 2025 Portfolio, John Hancock Retirement 2030 Portfolio, John Hancock Retirement 2035 Portfolio, John Hancock Retirement 2040 Portfolio, John Hancock Retirement 2045 Portfolio, and John Hancock Retirement 2050 Portfolio will be filed under paragraph (c) of Rule 497 with the Commission on or before September 2, 2011.

John Hancock Financial Services

Sincerely,

/s/ Christopher L. Sechler

Christopher L. Sechler, Esq.

Assistant Secretary of the Trust